Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Disclosure of detailed information about fair value of financial instruments [Table Text Block]

	December 31, 2021	December 31, 2020
FVTPL marketable securities (a)	$10,851	$13,876
FVTOCI marketable securities (b)	15,635	22,443
Total other financial assets	$26,486	$36,319